Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000224297
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class A
Trading Symbol	JAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
AssetsNet	$ 250,569,735
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,052,142
InvestmentCompanyPortfolioTurnover	186.00%
C000224296
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class C
Trading Symbol	JACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.25%
AssetsNet	$ 250,569,735
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,052,142
InvestmentCompanyPortfolioTurnover	186.00%
C000224295
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class I
Trading Symbol	JARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
AssetsNet	$ 250,569,735
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,052,142
InvestmentCompanyPortfolioTurnover	186.00%
C000224298
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class R6
Trading Symbol	JARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Performance Inception Date	Aug. 17, 2017
AssetsNet	$ 250,569,735
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,052,142
InvestmentCompanyPortfolioTurnover	186.00%
C000224305
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class A
Trading Symbol	JDAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.57%
AssetsNet	$ 331,702,927
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,117,979
InvestmentCompanyPortfolioTurnover	38.00%
C000224306
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class C
Trading Symbol	JDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.32%
AssetsNet	$ 331,702,927
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,117,979
InvestmentCompanyPortfolioTurnover	38.00%
C000224307
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class I
Trading Symbol	JDIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.32%
AssetsNet	$ 331,702,927
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,117,979
InvestmentCompanyPortfolioTurnover	38.00%
C000224308
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class R6
Trading Symbol	JDSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Performance Inception Date	Aug. 17, 2017
AssetsNet	$ 331,702,927
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,117,979
InvestmentCompanyPortfolioTurnover	38.00%
C000224285
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class A
Trading Symbol	JASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.85%	[1]
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Aug-2018	$9,444	$9,996
Aug-2019	$10,308	$11,013
Aug-2020	$11,405	$11,726
Aug-2021	$12,417	$11,716
Aug-2022	$11,879	$10,367
Aug-2023	$12,017	$10,243
Aug-2024	$12,968	$10,991
Aug-2025	$13,988	$11,335

Average Annual Return [Table Text Block]

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	5.65%	7.86%	4.17%	5.78%
With Load	3.50%	5.76%	2.93%	4.89%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 413,851,468
Holdings Count | Holding	855
Advisory Fees Paid, Amount	$ 2,937,775
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

Material Fund Change [Text Block]

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

C000224286
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class C
Trading Symbol	JSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.60%	[2]
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,721	$11,013
Aug-2020	$11,773	$11,726
Aug-2021	$12,714	$11,716
Aug-2022	$12,073	$10,367
Aug-2023	$12,138	$10,243
Aug-2024	$13,002	$10,991
Aug-2025	$13,908	$11,335

Average Annual Return [Table Text Block]

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	5.01%	6.97%	3.39%	4.81%
With Load	4.01%	5.97%	3.39%	4.81%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 413,851,468
Holdings Count | Holding	855
Advisory Fees Paid, Amount	$ 2,937,775
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

Material Fund Change [Text Block]

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

C000224288
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class I
Trading Symbol	JSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.60%	[3]
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Aug-2018	$1,002,000	$999,620
Aug-2019	$1,075,677	$1,101,308
Aug-2020	$1,193,286	$1,172,598
Aug-2021	$1,301,273	$1,171,611
Aug-2022	$1,247,959	$1,036,691
Aug-2023	$1,267,419	$1,024,321
Aug-2024	$1,371,307	$1,099,058
Aug-2025	$1,480,192	$1,133,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	5.71%	7.94%	4.40%	5.74%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 413,851,468
Holdings Count | Holding	855
Advisory Fees Paid, Amount	$ 2,937,775
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

Material Fund Change [Text Block]

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

C000224287
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.01%	[4]
Line Graph [Table Text Block]
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,797	$11,013
Aug-2020	$12,016	$11,726
Aug-2021	$13,152	$11,716
Aug-2022	$12,668	$10,367
Aug-2023	$12,913	$10,243
Aug-2024	$14,043	$10,991
Aug-2025	$15,255	$11,335

Average Annual Return [Table Text Block]

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	6.24%	8.63%	4.89%	6.19%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 413,851,468
Holdings Count | Holding	855
Advisory Fees Paid, Amount	$ 2,937,775
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

Material Fund Change [Text Block]

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

C000230314
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class A
Trading Symbol	SNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.09%	[5]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	9.25%	12.27%	13.55%	7.50%
With Load	2.98%	5.82%	12.21%	6.86%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

AssetsNet	$ 97,887,355
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 365,596
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

C000230311
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class C
Trading Symbol	SNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.83%	[6]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	8.84%	11.45%	12.71%	6.70%
With Load	7.84%	10.45%	12.71%	6.70%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

AssetsNet	$ 97,887,355
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 365,596
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

C000230312
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class I
Trading Symbol	SNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.84%	[7]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	9.39%	12.56%	13.83%	7.76%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

AssetsNet	$ 97,887,355
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 365,596
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

C000230313
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class R6
Trading Symbol	SNORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%	[8]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	9.42%	12.59%	6.77%
Russell 3000® Index	9.29%	15.84%	9.22%
Russell 3000® Value Index	4.89%	9.12%	7.17%

Performance Inception Date	Nov. 04, 2021
AssetsNet	$ 97,887,355
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 365,596
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

C000230318
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class A
Trading Symbol	SNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[9]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	14.40%	10.40%	19.63%	9.35%
With Load	7.82%	4.05%	18.22%	8.71%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%

AssetsNet	$ 31,487,490
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

C000230315
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class C
Trading Symbol	SNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%	[10]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	13.97%	9.58%	18.74%	8.54%
With Load	12.97%	8.58%	18.74%	8.54%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%

AssetsNet	$ 31,487,490
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

C000230316
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class I
Trading Symbol	SNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[11]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	14.53%	10.74%	19.95%	9.64%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%

AssetsNet	$ 31,487,490
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

C000230317
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SNWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[12]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	14.55%	10.76%	9.26%
Russell 2000® Value Index	8.91%	5.83%	2.36%
Russell 3000® Index	9.29%	15.84%	9.22%

Performance Inception Date	Nov. 04, 2021
AssetsNet	$ 31,487,490
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized